DEBT AND CREDIT FACILITY (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of debt

	December 31, 2020	December 31, 2019
2013 Notes	$—	$114,280
2019 Notes	177,582	169,769
Total carrying amount of convertible debt	177,582	284,049
Term Loan	210,000	—
Other	3,088	—
Total carrying amount	$390,670	$284,049
The following is a reconciliation of the changes in the Company's debt balance to cash flows arising from financing activities:

	December 31, 2020	December 31, 2019
Balance, beginning of year (1)	$286,852	$250,729
Financing cash flows:
Interest paid	(12,444)	(9,104)
Redemption of 2013 Notes	(114,994)	(141,982)
Issuance of 2019 Notes	—	164,160
Principal paid on Term Loan	(35,000)	—
Other changes:
Interest expense	19,916	23,049
Redemption of 2013 Notes - converted to equity	(6)	—
Term Loan assumed (Note 4(a))	245,000	—
Issuance of debt	3,088	—
Balance, end of year (1)	392,412	286,852
Less: Accrued interest	(1,742)	(2,803)
Carrying amount, end of year	$390,670	$284,049

Classified as:
Current	$71,025	$114,280
Non-current	319,645	169,769
	$390,670	$284,049
(1)Includes accrued interest presented within accounts payable and accrued liabilities.